Related Party Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Common stock	101,621,358	21,114,783
Preferred stock, shares outstanding	0	25,923,872
Series A [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		7,324,424
Series A-2 [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		8,474,867
Series B [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		10,124,581
Investors [Member]
Related Party Transaction [Line Items]
Common stock	310,400
Payments made	$ 391	$ 24	$ 167
Amounts payable	55	383
Former CEO [Member]
Related Party Transaction [Line Items]
Receivable	94
Interest rate	5.00%
Due date	Jun. 30, 2015
Former CEO [Member] | Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Agreement term				12 months
Payments made				49
Interest rate				5.00%
Former CEO [Member] | Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Agreement term			12 months
Payments made			20
Interest rate			5.00%
Former CEO [Member] | Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Agreement term			12 months
Payments made			25
Interest rate			5.00%
Government Entity [Member]
Related Party Transaction [Line Items]
Agreement term	1 year 6 months
Receivable	0	0
Revenue	0	0	424
Government Entity [Member] | Series A [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		571,420
Government Entity [Member] | Series A-2 [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		119,047
Astrolink [Member]
Related Party Transaction [Line Items]
Revenue	$ 0	$ 338	$ 568
Astrolink [Member] | Series A [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		857,140	857,140
Astrolink [Member] | Series B [Member]
Related Party Transaction [Line Items]
Preferred stock, shares outstanding		758,604